UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  JUNE 30, 1999

Report for the Calendar Year or Quarter Ended	June, 1999

(Please read instructions before preparing form.)
If amended report check here:	[       ]; Amendment Number:
This Amendemnt (Check only one): [       ] is a restatement
				        [      ] adds new holding entries.

Institutional Investment Manager filing this Report:

Name:			Wafra Investment Advisory Group, Inc.
Address:		345 Park Avenue, 41st Floor, New York, NY  10154-
0101

13F File Number:	28-4268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the Form.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212 759-3700
Signature, Place, and Date of Signing:
Anthony G. Barbuto	New York, New York	July 26, 1999

Report Type (Check only one.):

[ X ]	13 F Holdings Report

[    ]	13 F Notice

[    }	13 F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total		184

Form 13F Information Table Value Total:		$442,132



                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V

A T & T Corp.   COM     00195710#######  106,950  8.5      X                     Wafra I
X
ATMI Inc.       COM     00207R10#######   30,000  8.5      X                     Wafra I
X
Abacus Direct   COM     00255310#######   11,500 28.5625   X                     Wafra I
X
Action PerformanCOM     00493310#######   33,000  54.125   X                     Wafra I
X
Advanced DigitalCOM     00752510#######   15,500    41.5   X                     Wafra I
X
Aflac Inc.      COM     00105510#######   72,500  4.4375   X                     Wafra I
X
Albertson's Inc.COM     01310410#######   66,700  77.625   X                     Wafra I
X
Alcoa Inc.      COM     01381710#######   62,900           X                    Wafra In
X
America Online ICOM     02364J10#######   15,500  25.375   X                     Wafra I
X
American ExpressCOM     02581610#######   29,900 75.5625   X                     Wafra I
X
American InternaCOM     02687410#######   68,100    34.5   X                     Wafra I
X
American Tower CCOM     02991220#######   10,000     3.5   X                     Wafra I
X
American WoodmarCOM     03050610#######   43,600 26.8125   X                     Wafra I
X
Amgen Inc.      COM     03116210#######   77,500    53.5   X                     Wafra I
X
Amx Corp.       COM     00180110#######   12,500   17.25   X                     Wafra I
X
Applied Science COM     03823610#######   19,000   65.25   X                     Wafra I
X
Associates FirstCOM     04600810#######  122,200           X                    Wafra In
X
At-Home Corp-SerCOM     04591910#######   10,500           X                    Wafra In
X
Atlas Air Inc.  COM     04916416#######   25,000           X                    Wafra In
X
Aviation Sales CCOM     05367210#######   29,500      21   X                     Wafra I
X
Bank of America COM     06050510#######  103,700      21   X                     Wafra I
X
Barrett ResourceCOM     06848020#######   10,000           X                    Wafra In
X
Bea Systems     COM     07332510#######   42,000 19.9375   X                     Wafra I
X
Bellsouth Corp. COM     07986010#######  135,300   15.25   X                     Wafra I
X
Bradlees Inc.   CLA     10449920#######   28,300    15.5   X                     Wafra I
X
Bristol-Myers SqCLA     11012210#######  113,000       1   X                     Wafra I
X
Butler Int'l IncCOM     12364910#######   77,250   3.625   X                     Wafra I
X
CSG Systems IntlCOM     12634910#######   33,500   22.75   X                     Wafra I
X
CVS Corp.       COM     12665010#######   95,400 19.5625   X                     Wafra I
X
Cabot Oil & Gas COM     12709710#######   36,200           X                    Wafra In
X
Carey InternatioCOM     14175010#######   10,000           X                    Wafra In
X
Caterpillar Inc.COM     14912310#######   76,200      63   X                    Wafra In
X
Centurytel Inc. COM     15670010#######   68,000           X                    Wafra In
X
Chase Manhattan COM     16161A10#######   77,100   28.75   X                    Wafra In
X
Chevron Corp.   COM     16675110#######   38,900   7.875   X                     Wafra I
X
Ciber Inc.      COM     17163B10#######   45,000 24.9375   X                     Wafra I
X
Ciena Corp.     COM     17177910#######   28,000           X                    Wafra In
X
Cisco Systems InCOM     17275R10#######  170,800   40.75   X                     Wafra I
X
Citigroup Inc   COM     17296710#######  112,500   17.25   X                     Wafra I
X
Clarify Inc.    COM     18049210#######   19,000   25.25   X                     Wafra I
X
Coastal Corp.   COM     19044110#######   52,400   15.25   X                    Wafra In
X
Coca-Cola CompanCOM     19121610#######   68,300           X                    Wafra In
X
Colgate-PalmolivCOM     19416210#######   49,600   37.31   X                     Wafra I
X
Commonwealth IndCOM     20300410#######   17,000   37.31   X                     Wafra I
X
Comptex ResearchCOM     20468210#######  105,000           X                    Wafra In
X
Computer HorizonCOM     20590810#######   54,300   56.25   X                     Wafra I
X
Concur TechnologCOM     20670810#######   32,700 23.1875   X                     Wafra I
X
Core LaboratorieCOM     2182531 #######  109,100           X                    Wafra In
X
Cornell CorrectiCOM     21914110#######   44,000    6.31   X                     Wafra I
X
Crescent Real EsCOM     14441K10#######   40,200  14.625   X                     Wafra I
X
Dayton Hudson CoCOM     23975310#######   65,400    2.25   X                     Wafra I
X
Dell Computer CoCOM     24702510#######  183,000      16   X                     Wafra I
X
Dial Corp.      COM     25247D10#######   27,000   1.625   X                     Wafra I
X
Ditech CommunicaCOM     25500M10#######   15,000   42.19   X                     Wafra I
X
DrKoop.Com Inc. COM     26209810#######   18,500           X                    Wafra In
X
Du Pont (E.I.) DCOM     26353410#######   69,200   64.25   X                     Wafra I
X
EMC Corp/Mass   COM     26864810#######   84,200    25.5   X                     Wafra I
X
Eclipse SurgicalCOM     27884910#######   10,000    9.25   X                     Wafra I
X
Edelbrock Corp. COM     27943410#######   38,700   14.75   X                     Wafra I
X
Enron Corp.     COM     29356110#######   56,500   12.25   X                     Wafra I
X
Equitable ResourCOM     29454910#######   26,600   42.25   X                     Wafra I
X
Equity ResidentiCOM     29476L10#######   29,100           X                    Wafra In
X
Exchange ApplicaCOM     30086710#######   14,300    9.12   X                     Wafra I
X
Express Scripts COM     30218210#######   14,500     3.5   X                     Wafra I
X
FPL Group Inc.  COM     30257110#######   66,300    9.37   X                     Wafra I
X
Fannie Mae      COM     31358610#######   88,500   52.94   X                     Wafra I
X
Federated DepartCOM     31410H10#######   69,700      13   X                     Wafra I
X
First IndustrialCOM     32054K10#######   32,700  16.375   X                     Wafra I
X
Fiserv Inc.     COM     33773810#######   12,500           X                    Wafra In
X
Flow Intl Corp. COM     34346810#######   46,500           X                    Wafra In
X
Ford Motor CompaCOM     34537010#######   99,900           X                     Wafra I
X
GST TelecommunicCOM     36194210#######   65,500           X                    Wafra In
X
Garden Fresh ResCOM     36523510#######   12,500    2.37   X                     Wafra I
X
General ElectricCOM     36960410#######  105,800 37.9375   X                     Wafra I
X
Genesco         COM     37153210#######   20,000           X                    Wafra In
X
Gillette CompanyCOM     37576610#######   64,400    6.25   X                     Wafra I
X
Gulfstream AerosCOM     40273410#######   54,200           X                    Wafra In
X
Happy Kids Inc. COM     41139110#######   12,500           X                    Wafra In
X
Hasbro Inc.     COM     41805610#######   60,100           X                    Wafra In
X
Healthcare ServiCOM     42190610#######   78,000   18.25   X                     Wafra I
X
Hewlett-Packard COM     42823610#######   23,000      38   X                     Wafra I
X
Hollinger InternCOM     43556910#######   50,000  23.375   X                     Wafra I
X
Home Depot Inc. COM     43707610#######   86,800    6.75   X                     Wafra I
X
ICG CommunicatioCOM     44924610#######   11,500           X                    Wafra In
X
ICOS CorporationCOM     44929510#######   13,500    13.5   X                     Wafra I
X
Impath Inc.     COM     45255910#######   30,000   9.625   X                     Wafra I
X
Imrglobal Corp. COM     45321W10#######   57,000   10.75   X                     Wafra I
X
Infosy's TechnolCOM     45678810#######   10,000      11   X                     Wafra I
X
Int'l Business MCOM     45920010#######   80,200      30   X                     Wafra I
X
Intel Corp.     COM     45814010#######  169,700           X                    Wafra In
X
Johnson & JohnsoCOM     47816010#######   83,300 20.4375   X                     Wafra I
X
Kaiser Aluminum COM     48300710#######   70,000    51.5   X                     Wafra I
X
Keebler Foods CoCOM     48725610#######   24,000   47.75   X                     Wafra I
X
Knight Ridder InCOM     49904010#######   33,000    9.69   X                     Wafra I
X
Kroll O'Gara ComCOM     50105010#######   66,000   15.75   X                     Wafra I
X
Lecroy Corp.    COM     52324W10#######   35,500           X                    Wafra In
X
Legato Systems ICLA     52465110#######   20,500   17.06   X                     Wafra I
X
Lilly (Eli) & CoCOM     53245710#######   46,700           X                    Wafra In
X
Linc Capital IncCOM     50194210#######   73,300           X                    Wafra In
X
Lucent TechnologCOM     54946310#######  138,600           X                    Wafra In
X
MCI Worldcom IncCOM     55268B10#######   88,900   4.875   X                     Wafra I
X
Mack-Cali RealtyCLA     55448910#######   30,600 28.9375   X                     Wafra I
X
Mastec Inc.     COM     57632310#######   47,000   15.19   X                     Wafra I
X
McDonald's CorpoCOM     58013510#######  121,400           X                    Wafra In
X
Medical Manager COM     58461C10#######   12,000    4.25   X                     Wafra I
X
Meditrust Corp. COM     58501T30#######   35,900 10.3125   X                     Wafra I
X
Medtronics Inc. COM     58505510#######   54,400   7.625   X                     Wafra I
X
Mellon Bank CorpCOM     58550910#######  102,400           X                    Wafra In
X
Merck & Co. Inc.COM     58933110#######  103,100  11.625   X                     Wafra I
X
Metzler Group InCOM     59290310#######   31,000           X                    Wafra In
X
Microsoft Corp. COM     59491810#######  194,000 22.1875   X                     Wafra I
X
Microtouch SysteCOM     59514510#######   29,500       5   X                     Wafra I
X
Mobil Corp.     COM     60705910#######   93,400   6.625   X                     Wafra I
X
Monsanto Co.    COM     61166210#######   79,000    7.25   X                     Wafra I
X
Moog Inc -CL A  COM     61539420#######   24,400 29.4375   X                     Wafra I
X
Morgan St Dean WCOM     61744644#######   52,700   46.25   X                     Wafra I
X
Motive IndustrieCOM     61980K10#######   40,000    11.5   X                     Wafra I
X
Net Bank Inc    COM     64093310#######   23,400   48.19   X                     Wafra I
X
OM Group Inc.   COM     67087210#######   20,000    10.5   X                     Wafra I
X
OfficeMax       COM     67622M10#######   75,000           X                    Wafra In
X
Orbital SciencesCOM     68556410#######   43,500           X                    Wafra In
X
Orthofix Int'l NCOM     N6748L10#######   64,800   7.125   X                     Wafra I
X
PRI Automation  COM     69357H10#######   26,000    23.5   X                     Wafra I
X
Pacific Sun WearCOM     69487310#######   43,050   51.75   X                     Wafra I
X
Patterson EnergyCOM     70341410#######   20,000   21.25   X                     Wafra I
X
Pepsico Inc     COM     71344810#######   90,600           X                    Wafra In
X
Pfizer Inc.     COM     71708110#######   38,500           X                    Wafra In
X
Phillip Morris CCOM     71815410#######  149,600  44.375   X                     Wafra I
X
Plantronics Inc.COM     72749310#######   26,100           X                    Wafra In
X
Pride InternatioCOM     74193210#######   15,000 32.4375   X                     Wafra I
X
Procter & GambleCOM     74271810#######   82,900 22.4375   X                     Wafra I
X
QuickSilver Inc.COM     74838C10#######   25,000           X                    Wafra In
X
Radisys Corp.   COM     75045910#######   12,000  14.125   X                     Wafra I
X
Ralston-Ralston COM     75127730#######   25,000  50.875   X                     Wafra I
X
Reckson AssociatCOM     75621K10#######   48,100           X                    Wafra In
X
Remedy Temp Inc.COM     75949108#######   10,000           X                    Wafra In
X
Rohm & Haas Co. COM     77537110#######   36,500  21.125   X                     Wafra I
X
SBC CommunicatioCLA     78387G10#######  135,400 25.0625   X                     Wafra I
X
Saks Inc.       COM     79377W10#######  251,852  9.8125   X                     Wafra I
X
Sawtek Inc.     COM     80546810#######   15,000    9.25   X                     Wafra I
X
Schlumberger LtdCOM     80685710#######   76,700  4.9375   X                     Wafra I
X
Security First TCOM     81427910#######   20,200  10.125   X                     Wafra I
X
Shoe Carnival InCOM     82488910#######   88,200    2.25   X                     Wafra I
X
Siebel Systems ICOM     82617010#######   15,000   5.125   X                     Wafra I
X
Sirena Apparel GCOM     82966Q10#######  128,500           X                    Wafra In
X
Skechers USA IncCOM     83056610#######   15,000           X                    Wafra In
X
Southwest AirlinCOM     84474110#######  127,100           X                    Wafra In
X
Spieker PropertiCOM     84849710#######   29,300           X                    Wafra In
X
Steinway MusicalCOM     85849510#######   37,600           X                    Wafra In
X
Stericycle Inc. COM     85891210#######   55,000           X                    Wafra In
X
Stillwater MininCOM     86074Q10#######   25,000  4.5625   X                     Wafra I
X
Superior ConsultCOM     86814610#######   15,000      20   X                     Wafra I
X
TUT Systems     COM     90110310#######   15,500 62.5625   X                     Wafra I
X
Tarrant Apparel COM     87628910#######   28,000      18   X                     Wafra I
X
Technitrol Inc  COM     87855510#######   22,000   7.375   X                     Wafra I
X
Teligent Inc.   COM     87959410#######   14,500      41   X                     Wafra I
X
Texas InstrumentCOM     88250810#######   16,500    4.75   X                     Wafra I
X
Textron Inc.    COM     88320310#######   46,800           X                    Wafra In
X
The Buckle Inc. COM     11844010#######   29,800 17.9375   X                     Wafra I
X
The Walt Disney COM     25468710#######  163,200  42.625   X                     Wafra I
X
Titan Corp.     COM     88826610#######   58,500   22.75   X                     Wafra I
X
Total Renal CareCOM     89151A10#######   11,500  20.875   X                     Wafra I
X
ToyMax Int'l    COM     89226810#######   65,700      18   X                     Wafra I
X
Tyco InternationCOM     90212410#######   81,300   7.375   X                     Wafra I
X
U.S. FoodserviceCOM     90331R10#######   16,000      41   X                     Wafra I
X
USWeb CorporatioCOM     91732710#######   24,500    4.75   X                     Wafra I
X
USX-Marathon GroCOM     90290582#######  106,000           X                    Wafra In
X
Unisys Corp     COM     90921410#######   27,500      18   X                     Wafra I
X
United TechnologCOM     91301710#######   11,500   7.375   X                     Wafra I
X
Universal Food CCOM     91353810#######   35,000      41   X                     Wafra I
X
Unocal Corp.    COM     91528910#######   18,500    4.75   X                     Wafra I
X
Urban OutfittersCOM     91704710#######   47,000           X                    Wafra In
X
Vintage PetroleuCOM     92746010#######   38,800 17.9375   X                     Wafra I
X
Vornado Realty  COM     92904210#######   25,200  42.625   X                     Wafra I
X
Wal-Mart Stores COM     93114210#######  201,700   22.75   X                     Wafra I
X
Warner-Lambert CCOM     93448810#######   55,100  20.875   X                     Wafra I
X
Weyerhaeuser Co.COM     96216610#######   12,000    11.5   X                     Wafra I
X
Winstar CommunicCOM     97551510#######   15,200    11.5   X                     Wafra I
X
Xerox Corp.     CLA     98412110#######   68,200  23.125   X                     Wafra I
X
Column Total                    ####### #######
